SUPPLEMENT TO THE PROSPECTUS

                        CREDIT SUISSE INSTITUTIONAL FUND
                               HARBINGER PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          Effective on or about September 30, 2003, Elizabeth B. Dater will no longer serve as Co-Portfolio Manager of the portfolio. Robert S. Janis will continue to serve as Portfolio Manager of the portfolio. Calvin E. Chung will continue to assist him.


Dated: July 24, 2003                                            CSHBG-16-0703
                                                                2003-042

                          SUPPLEMENT TO THE PROSPECTUS

                        CREDIT SUISSE INSTITUTIONAL FUND
                          INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse International Equity Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Nancy Nierman, Greg Norton-Kidd, Anne S. Budlong, Harry M. Jaffe and Todor Petrov. The portfolio's sub-investment advisers have not changed. Vincent J. McBride and Todd D. Jacobson no longer serve as Co-Portfolio Managers of the portfolio.


Dated: July 24, 2003                                              CSINI-16-0703
                                                                  2003-043

                          SUPPLEMENT TO THE PROSPECTUS

                        CREDIT SUISSE INSTITUTIONAL FUND
                           SMALL CAP GROWTH PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus.

          The Credit Suisse Small/Mid-Cap Growth Team is now responsible for the day-to-day management of the portfolio. The team currently consists of Elizabeth
B. Dater, Sammy Oh, Roger M. Harris and Robert S. Janis (see biographies below). Effective on or about September 30, 2003, Ms. Dater will no longer be a member of the team.

     Team Member Biographies

          ROGER M. HARRIS, Managing Director, joined Warburg Pincus Asset Management, Inc. (Warburg Pincus) in 1996 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a portfolio manager and research analyst at Centennial Associates and Spears, Benzak, Salomon & Farrell, and a vice president in charge of listed derivatives sales at both Donaldson, Lufkin & Jenrette and Smith Barney, Harris Upham. Mr. Harris holds a B.A. in Managerial Economics from Union College and an M.B.A. from the Harvard Graduate School of Business.

          ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios. He joined Warburg Pincus in 1994 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.



Dated: July 24, 2003                                            CSINU-16-0703
                                                                2003-044